CONSOLIDATED STATEMENTS OF CASH FLOWS ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
Operating activities
Net income	$ 814,627	¥ 5,671,267	¥ 4,387,912	¥ 3,158,900
Adjustments to reconcile net income to net cash provided by operating activities:
Share-based compensation	45,486	316,666	249,478	40,725
Depreciation and amortization	181,643	1,264,566	853,718	560,366
Loss on disposal of property and equipment	2,321	16,159	29,226	21,434
Allowance for doubtful accounts	3,489	24,293	9,326	10,200
Deferred income tax	(5,821)	(40,527)	(139,081)	(29,035)
Loss/(gain) on disposal of equity investees and subsidiary	411	2,860	(562,637)
Unrealized gain from investment in equity investee	(108,373)	(754,468)
Impairment of equity investees	8,048	56,026		30,000
Share of loss in equity method investments	1,085	7,556	19,386	15,682
Changes in operating assets and liabilities:
Accounts receivable	(12,133)	(84,468)	(309,431)	(100,231)
Financing receivables	264	1,839	(458,092)	(64,030)
Inventories	(5)	(32)	(9,582)	(271)
Advances to suppliers	(18,582)	(129,364)	(114,616)	(109,241)
Prepayments and other current assets	(78,296)	(545,079)	(764,223)	(339,853)
Amounts due from related parties	(9,726)	(67,712)
Operating lease right-of-use assets	(8,277)	(57,625)
Other non-current assets	(80,741)	(562,100)	(2,094)	(31,191)
Accounts payable	22,416	156,056	422,668	252,716
Advances from customers	111,204	774,177	177,745	29,241
Amounts due to related parties	(13,398)	(93,273)	17,303	(16,512)
Income tax payable	(43,595)	(303,500)	175,012	(196,384)
Operating lease liabilities	5,095	35,476
Other current liabilities	90,472	629,841	412,802	338,123
Other non-current liabilities	(2,075)	(14,448)	9,231	60,045
Net cash provided by operating activities	905,539	6,304,186	4,404,051	3,630,684
Cash flows from investing activities
Purchases of property and equipment	(665,875)	(4,635,685)	(3,323,822)	(2,572,242)
Purchases of land use rights	(84,853)	(590,733)	(657,454)	(254,497)
Cash paid for business acquisitions, net of cash received	(2,813)	(19,581)	(110,423)
Loans to and investments in subsidiaries, consolidated VIEs and VIEs' subsidiaries	(31,351)	(218,260)	(1,865,309)	(89,055)
Purchases of short-term investments	(2,019,762)	(14,061,179)	(13,634,396)	(10,126,703)
Maturity of short-term investments	2,398,730	16,699,480	5,834,805	4,725,872
Purchases of long-term certificates of deposit	(137,589)	(957,870)
Cash received from disposal of equity investees and subsidiary	194	1,350	797,850
Cash received from disposal of land use rights			71,723
Others	16,988	118,265	14,393	22,078
Net cash used in investing activities	(526,331)	(3,664,213)	(12,872,633)	(8,294,547)
Cash flows from financing activities
Proceeds from issuance of ordinary shares			8,891,909
Proceeds from capital contribution from noncontrolling interest shareholder	7,377	51,360	65,160	1,000
Proceeds from short-term borrowing				550,000
Repurchase of ordinary shares	(109,583)	(762,893)	(769,811)	(857,658)
Repayment of short-term borrowing			(250,000)	(750,000)
Payment of dividends	(182,534)	(1,270,773)	(895,136)
Others				(4,900)
Net cash provided by/used in financing activities	(284,740)	(1,982,306)	7,042,122	(1,061,558)
Effect of exchange rate changes on cash, cash equivalents and restricted cash	(461)	(3,207)	275,680	(424,000)
Net change in cash, cash equivalents and restricted cash	94,007	654,460	(1,150,780)	(6,149,421)
Cash, cash equivalents and restricted cash at beginning of year	664,046	4,622,954	5,773,734	11,923,155
Cash, cash equivalents and restricted cash at end of year	$ 758,053	¥ 5,277,414	¥ 4,622,954	¥ 5,773,734